U.S. Global Accolade Funds
                     October 1, 1998, supplement to the
                     prospectus dated February 2, 1998

                     ADRIAN DAY GLOBAL OPPORTUNITY FUND
         (renamed GLOBAL BLUE CHIP FUND, effective October 1, 1998)

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TERMINATION OF SUB-ADVISOR

Delete the last five paragraphs of page 23 and replace with the following:

Effective October 1, 1998, Global Strategic Management, Inc. will cease to act as Sub-Advisor to the Fund. On that date, U.S. Global Investors, Inc., ("Advisor"), will assume active management.

Delete all references to "Sub-Advisor" and "Global Strategic Management, Inc.," and replace with "Advisor."


PORTFOLIO MANAGER

The Advisor uses a team approach to manage the assets of the Global Blue Chip Fund. The team meets regularly to review portfolio holdings and to discuss buy and sell activity. Team member Bin Shi, a Chartered Financial Analyst, has served as a portfolio manager of U.S. Global Investors China Region Fund since January 1996 and U.S. Global Investors All American Fund since 1995. From 1994 to 1996, he served as a research analyst on the China Region Fund. From 1991 to 1994 Mr. Shi earned a master's degree and pursued his PhD in finance and accounting at Tulane University. He is also a graduate of Fudan University in Shanghai, China.

Team member Ralph P. Aldis, a Chartered Financial Analyst, has been a portfolio manager of the Advisor since 1991 and the director of research for the Advisor since April 1989. Mr. Aldis holds a master's degree in energy and mineral economics from the University of Texas at Austin.

Team member Rahim Kassim-Lakha has been a research analyst and senior trader with the Advisor since 1996. From 1995 to 1996 he was a research analyst with Fidelity Investments in Boston. From 1991 to 1995, Mr. Kassim-Lakha earned a degree in Economics from Brown University.


NAME CHANGE TO GLOBAL BLUE CHIP FUND

Effective October 1, 1998, the name of the fund will be changed to Global Blue Chip Fund. Delete all references to "Adrian Day Global Opportunity Fund" and replace with "Global Blue Chip Fund."

The investment objective of the fund has not been changed.